Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Loss
Net loss for the year	$ (38,246)	$ (127,210)
Items that may be subsequently reclassified to net income (loss):
Foreign currency translation adjustment of subsidiary	5,062	468
Net loss and comprehensive loss for the year	$ (33,184)	$ (126,742)
Loss per common share
Weighted average number of common shares outstanding - basic	107,985,916	101,017,241
Weighted average number of common shares outstanding - diluted	107,985,916	101,017,241